UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

         ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

ANNUAL REPORT
DECEMBER 31, 2003

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  THE TRAVELERS SERIES TRUST:

                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
MANAGER OVERVIEW............................................    2
PERFORMANCE COMPARISON......................................    3
SCHEDULE OF INVESTMENTS.....................................    4
STATEMENT OF ASSETS AND LIABILITIES.........................    6
STATEMENT OF OPERATIONS.....................................    7
STATEMENTS OF CHANGES IN NET ASSETS.........................    8
NOTES TO FINANCIAL STATEMENTS...............................    9
FINANCIAL HIGHLIGHTS........................................   12
TAX INFORMATION.............................................   12
INDEPENDENT AUDITORS' REPORT................................   13
ADDITIONAL INFORMATION......................................   14

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

After several years of outperforming domestic stocks, the U.S. bond market settled back into a more modest range of gains. With short-term interest rates already at their lowest levels in 45 years, many market pundits expect rates to rise, albeit marginally. For now, low inflation rates, high productivity and a sluggish job picture appear to be restraining any desire for the Federal Reserve to raise rates or to take other monetary measures to restrict growth.

Within this environment, the Zero Coupon Bond Fund
Portfolio Series 2005 performed as follows:

    Performance of the Fund as of December 31, 2003

                                              6 MONTHS   12 MONTHS
                                              --------   ---------
Zero Coupon Bond Fund Portfolio Series
  2005....................................     (0.01)%      2.36%
Merrill Lynch Zero Coupon 10-Year Index...     (3.93)       2.61
U.S. Treasury STRIP Maturity 11/15/2005...      0.06        2.21
Lipper Target Maturity Variable Funds
  Category Average........................     (1.98)       2.50

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The fund's returns reflect expenses incurred by the fund, but do not reflect any charges or expenses imposed by the variable annuity or life contract you own, and do not reflect the deduction of any taxes. Therefore, your actual returns would have been lower. An investor may not invest directly in the fund.

Index returns are provided for comparison, but an investor cannot invest directly in an index. Additionally, these returns do not reflect any deduction for fees or expenses, as indices are unmanaged, and do not incur such expenses. Index returns also do not reflect any deduction for taxes.

Treasury Separate Trading of Registered Interest and Principal of Securities ("STRIPS") are Treasuries that have been stripped of their interest payment (its coupon). A STRIP pays no cash income but is purchased at a substantial discount from its value at maturity. The Merrill Lynch Zero Coupon 10-Year Index is a U.S. Government stripped security that has a maturity not greater than 10 years.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 9 funds for the six- and 12-month periods in the Lipper target maturity variable funds category.

Please read on for a more detail look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund and variable insurance products industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, and other mutual fund and variable product issues in connection with various investigations. The fund has been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in out stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 16, 2004

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

SPECIAL SHAREHOLDER NOTICE

Gene Collins has replaced Mr. Tyson as Portfolio Manager. Mr. Collins is a Senior Vice President of Travelers Asset Management International Company LLC.

PERFORMANCE UPDATE

During its fiscal year ended December 31, 2003, the fund returned 2.36%. In comparison, a U.S. Treasury STRIP maturing on November 15, 2005, which is similar to securities in the fund, returned 2.21% during these same 12 months. The fund underperformed both its benchmark, the unmanaged Merrill Lynch Zero Coupon 10-Year Index(i), which returned 2.61% as well as the Lipper target maturity variable funds category average, which was 2.50% for the same period.(1)

Bond returns were muted in 2003, after several strong years. After shunning stocks for several years, many investors were lured back into the equity markets, seeing an opportunity to make up some ground they had lost in their portfolios in 2000-2002. With low yields and no prospect of additional gains precipitated by falling interest rates, fixed income assets were seen to have limited performance potential.

The fund is managed to have a neutral duration -- that is, equal to a zero coupon bond due on its maturity date. As of December 31, 2003, the fund's average duration was 2.4 years. To boost yield, we have added zero coupon corporate bonds. Because these issues are hard to find, we purchased a range of maturities and used Treasury STRIPS(ii) to bring the total duration in line with our neutral-duration objective. We invested in coupon-paying bonds to boost the fund's return potential. The fund's investment policy limits coupon-bearing holdings to 25% of the fund's assets.

Thank you for your investment in the Zero Coupon Bond Fund Portfolio Series 2005. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

[/s/ DAVID A. TYSON]

David A. Tyson
Travelers Asset Management International Company LLC

January 16, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. The opinions expressed are current only through the end of the period of this report as stated on the cover and are subject to change at any time based on market or other conditions. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to page 4 for a list and percentage breakdown of the fund's holdings.

Fund performance reflects fund expenses, but does not reflect any charges or expenses imposed by your variable contract. Index performance does not reflect any deduction for fees or expenses. An investor may not invest directly in an index.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2003, calculated among the 9 funds in the Lipper target maturity variable funds category including the reinvestment of dividends and capital gains, if any.
(i) The Merrill Lynch Zero Coupon 10-Year Index is a U.S. Government stripped security that has a maturity not greater than 10 years. Please note than an investor cannot invest directly in an index.
(ii) Treasury Separate Trading of Registered Interest and Principal of Securities ("STRIPS") are Treasuries that have been stripped of their interest payment (its coupon). A STRIP pays no cash income but is purchased at a substantial discount from its value at maturity.
 2

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- ZERO COUPON BOND FUND PORTFOLIO SERIES 2005
(UNAUDITED)


              AVERAGE ANNUAL TOTAL RETURNS
              ----------------------------
    Twelve Months Ended 12/31/03               2.36%
    Five Years Ended 12/31/03                  5.43
    10/11/95* through 12/31/03                 6.87

                 CUMULATIVE TOTAL RETURN
    -------------------------------------------------
    10/11/95* through 12/31/03                72.68%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made on October 11, 1995, assuming reinvestment of dividends, through December 31, 2003. The STRIP issue is not an index. Rather, it is a U.S. Treasury zero coupon bond with a maturity date that is similar to those in the Portfolio. The Merrill Lynch Zero Coupon 10-Year Index is comprised of U.S. Government stripped securities which have a maturity not greater than ten years.
[Performance graph - Series 2005]

                                                  ZERO COUPON BOND FUND        U.S. TREASURY STRIP      MERRILL LYNCH ZERO COUPON
                                                  PORTFOLIO SERIES 2005         MATURING 11/15/05             10-YEAR INDEX
                                                  ---------------------        -------------------      -------------------------
10/11/95                                                  10000                       10000                       10000
12/95                                                     10480                       10687                       10691
12/96                                                     10580                       10584                       10585
12/97                                                     11810                       11101                       12072
12/98                                                     13258                       12542                       13945
12/99                                                     12540                       11820                       12502
12/00                                                     14311                       13583                       15436
12/01                                                     15228                       14845                       15976
12/02                                                     16871                       16880                       19332
12/31/03                                                  17268                       17253                       19836

--------------------------------------------------------------------------------

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average annual total returns are historical in nature and measure net investment income and capital gains or losses from portfolio investments assuming reinvestment of dividends. The total returns and graph presented above do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

   FACE
  AMOUNT     RATING(A)                             SECURITY                              VALUE
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 92.0%
$1,350,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 6.461% due 8/15/05..................................  $1,315,759
 1,375,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 6.301% due 11/15/05.................................   1,331,117
 2,800,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 4.044% due 5/15/07..................................   2,562,991
-------------------------------------------------------------------------------------------------
                         TOTAL U.S. TREASURY OBLIGATIONS (Cost -- $4,889,201)........   5,209,867
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 7.4%
-------------------------------------------------------------------------------------------------
FOOD -- 4.6%
   180,000    A+         Diageo PLC, zero coupon note to yield 7.323% due 1/6/04.....     180,000
    80,000    BBB+       General Mills Inc., zero coupon bond to yield 6.787% due
                         8/15/04.....................................................      79,200
-------------------------------------------------------------------------------------------------
                                                                                          259,200
-------------------------------------------------------------------------------------------------
INSURANCE -- 1.4%
    80,000    AAA        American International Group, zero coupon bond to yield
                         6.596% due 8/15/04..........................................      79,400
-------------------------------------------------------------------------------------------------
OIL -- 1.4%
    80,000    AAA        Exxon Capital Corp., zero coupon bond to yield 6.563% due
                         11/15/04....................................................      78,822
-------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES (Cost -- $409,230)..........     417,422
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
    34,000               State Street Bank and Trust Co., 0.800% due 1/2/04; Proceeds
                           at maturity -- $34,002;
                           (Fully collateralized by U.S. Treasury Bond, 7.125% due
                           2/15/23;
                           Market value -- $38,213) (Cost -- $34,000)................      34,000
-------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $5,332,431*)...........  $5,661,289
-------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service.
 *  Aggregate cost for Federal income tax purposes is $5,334,411.

    See page 5 for definitions of ratings.

                        SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  --   Bonds rated "AAA" have the highest rating assigned by
          Standard & Poor's to a debt obligation. Capacity to pay
          interest and repay principal is extremely strong.
AA   --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
A    --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
          economic conditions than bonds in higher rated categories.
BBB  --   Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or
          changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in
          this category than in higher rated categories.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2003

ASSETS:
  Investments, at value (Cost -- $5,332,431)................   $5,661,289
  Cash......................................................          811
  Receivable from Fund shares sold..........................           66
  Interest receivable.......................................            1
  Receivable from administrator.............................        2,780
-------------------------------------------------------------------------
  TOTAL ASSETS..............................................    5,664,947
-------------------------------------------------------------------------
LIABILITIES:
  Investment advisory fee payable...........................          343
  Payable for Fund shares purchased.........................           66
  Accrued expenses..........................................       33,005
-------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................       33,414
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,631,533
-------------------------------------------------------------------------
NET ASSETS:
  Capital paid in excess of par value.......................   $5,287,790
  Undistributed net investment income.......................        2,209
  Accumulated net realized gain from investment
     transactions...........................................       12,676
  Net unrealized appreciation of investments................      328,858
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,631,533
-------------------------------------------------------------------------
SHARES OUTSTANDING..........................................      491,869
-------------------------------------------------------------------------
NET ASSET VALUE.............................................       $11.45
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest..................................................     $ 291,390
---------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................        26,211
  Shareholder communications................................        20,177
  Custody...................................................        10,730
  Investment advisory fee (Note 2)..........................         6,840
  Directors' fees...........................................         6,156
  Shareholder servicing fees................................         5,005
  Administration fee (Note 2)...............................         4,104
  Other.....................................................           328
---------------------------------------------------------------------------
  TOTAL EXPENSES............................................        79,551
  Less: Expense reimbursement (Note 2)......................       (69,291)
---------------------------------------------------------------------------
  NET EXPENSES..............................................        10,260
---------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................       281,130
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding
     short-term investments):
     Proceeds from sales....................................       166,379
     Cost of securities sold................................       151,723
---------------------------------------------------------------------------
  NET REALIZED GAIN.........................................        14,656
---------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
     Beginning of year......................................       474,733
     End of year............................................       328,858
---------------------------------------------------------------------------
  DECREASE IN NET UNREALIZED APPRECIATION...................      (145,875)
---------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.....................................      (131,219)
---------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................     $ 149,911
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                 2003         2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  281,130   $  279,320
  Net realized gain.........................................      14,656       36,113
  Increase (decrease) in net unrealized appreciation........    (145,875)     314,217
-------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................     149,911      629,650
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (285,700)    (539,398)
  Net realized gains........................................     (36,106)     (71,822)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................    (321,806)    (611,220)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................   1,190,465      760,093
  Net asset value of shares issued for reinvestment of
     dividends..............................................     321,806      611,220
  Cost of shares reacquired.................................  (2,187,042)    (655,671)
-------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................    (674,771)     715,642
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................    (846,666)     734,072
NET ASSETS:
  Beginning of year.........................................   6,478,199    5,744,127
-------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $5,631,533   $6,478,199
-------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........      $2,209       $6,779
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Zero Coupon Bond Fund Portfolio Series 2005 ("Fund"), a separate investment fund of The Travelers Series Trust ("Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this fund and fifteen other separate investment funds: U.S. Government Securities, Social Awareness Stock, Pioneer Fund, formerly known as Utilities, Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Large Cap, Equity Income, Disciplined Mid Cap Stock, Convertible Securities, Merrill Lynch Large Cap Core (formerly known as MFS Research), MFS Mid Cap Growth and MFS Value Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity;
(e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; At December 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TAMIC an investment advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays TIC an administration fee calculated at an annual rate of 0.06% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"). TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the Fund's average daily net assets plus $30,000, subject to a maximum of 0.06% of the Fund's average daily net assets.

     For the year ended December 31, 2003, the Fund had a voluntary expense limitation in place of 0.15%. As a result, TIC has agreed to reimburse the Fund for expenses in the amount of $69,291. This expense limitation can be terminated at any time by TIC.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. During the year ended December 31, 2003, the Fund paid transfer agent fees of $5,000 to CTB.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     3.  INVESTMENTS

     During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

----------------------------------------------------------------------
Purchases...................................................        --
----------------------------------------------------------------------
Sales.......................................................  $166,379
----------------------------------------------------------------------

     At December 31, 2003, the aggregate unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

----------------------------------------------------------------------
Gross unrealized appreciation...............................  $328,858
Gross unrealized depreciation...............................    (1,980)
----------------------------------------------------------------------
Net unrealized appreciation.................................  $326,878
----------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     5.  STRIPPED SECURITIES

     The Fund invests primarily in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities, and Stripped Eurodollar Obligations; as well as other stripped securities. Stripped securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons, securities consisting of unmatured interest coupons that have been stripped from debt obligations, or debt obligations that are issued without interest coupons and are sold at substantial discounts from their face amounts.

     Stripped Securities do not make periodic payments of interest prior to maturity. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 2003    DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------
Shares sold.................................................        99,770               62,086
Shares issued on reinvestment...............................        27,948               51,242
Shares reacquired...........................................      (182,780)             (54,160)
----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................       (55,062)              59,168
----------------------------------------------------------------------------------------------------

     7.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

     The tax basis components of distributable earnings for December 31 were:

                                                                2003        2002
----------------------------------------------------------------------------------
Undistributed ordinary income...............................  $  2,209    $  6,779
Accumulated capital gains...................................    14,656      36,106
Unrealized appreciation.....................................   326,878     472,753
----------------------------------------------------------------------------------

     At December 31, 2003 and December 31, 2002, the difference between book basis and tax basis unrealized appreciation was attributable primarily to wash sale loss deferrals.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The tax character of distributions paid during the year ended December 31 was:

                                                                2003        2002
----------------------------------------------------------------------------------
Ordinary income.............................................  $285,700    $539,398
Long-term capital gains.....................................    36,106      71,822
----------------------------------------------------------------------------------
Total.......................................................  $321,806    $611,220
----------------------------------------------------------------------------------

     8.  ADDITIONAL INFORMATION

     The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                   2003(1)       2002(1)        2001(1)        2000(1)          1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...............  $11.84         $11.78         $11.56         $10.65         $11.26
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2).......................    0.49           0.55           0.61           0.67           0.62
  Net realized and unrealized gain (loss)........   (0.21)          0.70           0.13           0.79          (1.23)
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations..............    0.28           1.25           0.74           1.46          (0.61)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..........................   (0.61)         (1.05)         (0.50)         (0.55)            --
  Net realized gains.............................   (0.06)         (0.14)         (0.02)            --             --
----------------------------------------------------------------------------------------------------------------------
Total Distributions..............................   (0.67)         (1.19)         (0.52)         (0.55)            --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.....................  $11.45         $11.84         $11.78         $11.56         $10.65
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)..................................    2.36%         10.79%          6.41%         14.13%         (5.42)%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S)..................  $5,632         $6,478         $5,744         $4,346         $3,001
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(4).................................    0.15%          0.15%          0.15%          0.15%          0.15%
  Net investment income..........................    4.11           4.58           5.18           6.07           5.68
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..........................       0%             0%            16%            30%            18%
----------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the five years ended December 31, 2003, Travelers Insurance Company reimbursed the Fund for $69,291, $68,397, $57,934, $46,621 and $55,152 in
    expenses, respectively. If such expenses were not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:

                                                  EXPENSE RATIOS
                 PER SHARE DECREASES              WITHOUT EXPENSE
               TO NET INVESTMENT INCOME            REIMBURSEMENT
               ------------------------         -------------------
  2003                  $0.12                          1.16%
  2002                   0.14                          1.27
  2001                   0.13                          1.28
  2000                   0.14                          1.44
  1999                   0.20                          1.95

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.

--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED)

     For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

        - Total long-term capital gain distributions paid of $36,106.

     A total of 86.76% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE TRAVELERS SERIES TRUST:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Zero Coupon Bond Fund Portfolio Series 2005 ("Fund") of The Travelers Series Trust ("Trust") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     /s/ KPMG LLP

New York, New York
February 13, 2004

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of The Travelers Series Trust ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's administrator at 1-800-842-9368.

                                        TERM OF                                         NUMBER OF
                                     OFFICE(1) AND                                    PORTFOLIOS IN
                      POSITION(S)        LENGTH                                        FUND COMPLEX          OTHER
NAME, ADDRESS          HELD WITH        OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
AND AGE                   FUND           SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED
 TRUSTEES(2):
 Robert E. McGill,    Trustee        Since 1990       Retired                            5             Lydall Inc.; Board
 III                                                                                                   of Managers of 6
 295 Hancock Road                                                                                      Variable Annuity
 Williamstown, MA                                                                                      Separate Accounts
 Age 72                                                                                                of The Travelers
                                                                                                       Insurance Co.
                                                                                                       ("TIC")
 Lewis Mandell        Trustee        Since 1990       Professor, University of           5             Delaware North
 160 Jacobs Hall                                      Buffalo                                          Corp.; Board of
 Buffalo, NY                                                                                           Managers of 6
 Age 60                                                                                                Variable Annuity
                                                                                                       Separate Accounts
                                                                                                       of TIC

 Frances M. Hawk      Trustee        Since 1991       Private Investor                   5             Board of Managers
 CFA, CFP                                                                                              of 6 Variable
 108 Oxford Hill                                                                                       Annuity Separate
 Lane                                                                                                  Accounts of TIC
 Downingtown, PA
 Age 55

 INTERESTED TRUSTEE:
 R. Jay Gerken,       Chairman,      Since 2002       Managing Director of Citigroup    221            Chairman, Board of
 CFA(3)               President                       Global Markets ("CGM");                          Managers of 6
 Citigroup Asset      and Chief                       Chairman, President and Chief                    Variable Annuity
 Management ("CAM")   Executive                       Executive Officer of Smith                       Separate Accounts
 399 Park Avenue,     Officer                         Barney Fund Management LLC                       of TIC
 4th Floor                                            ("SBFM"), Travelers Investment
 New York, NY 10022                                   Adviser, Inc. ("TIA") and Citi
 Age 52                                               Fund Management Inc. ("CFM");
                                                      President and Chief Executive
                                                      Officer of certain mutual
                                                      funds associated with
                                                      Citigroup Inc. ("Citigroup");
                                                      formerly, Portfolio Manager of
                                                      Smith Barney Allocation Series
                                                      Inc. (from 1996 to 2001) and
                                                      Smith Barney Growth and Income
                                                      Fund (from 1996 to 2000)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
NAME, ADDRESS           HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
AND AGE                    FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 Andrew B. Shoup(4)   Senior Vice      Since 2004       Director of CAM; Senior Vice      N/A                   N/A
 CAM                  President and                     President and Chief
 125 Broad Street     Chief                             Administrative Officer of
 10th Floor           Administrative                    mutual funds associated with
 New York, NY 10004   Officer                           Citigroup; Treasurer of
 Age 47                                                 certain mutual funds
                                                        associated with Citigroup;
                                                        Head of International Funds
                                                        Administration of CAM (from
                                                        2001 to 2003); Director of
                                                        Global Funds Administration of
                                                        CAM from 2000 to 2001; Head of
                                                        U.S. Citibank Funds
                                                        Administration of CAM (from
                                                        1998 to 2000)

 Richard L. Peteka    Treasurer        Since 2002       Director of CGM; Chief            N/A                   N/A
 CAM                                                    Financial Officer and
 125 Broad Street                                       Treasurer of certain mutual
 11th Floor                                             funds associated with
 New York, NY 10004                                     Citigroup; Director and Head
 Age 42                                                 of Internal Control for CAM
                                                        U.S. Mutual Fund
                                                        Administration (from 1999 to
                                                        2002); Vice President, Head of
                                                        Mutual Fund Administration and
                                                        Treasurer at Oppenheimer
                                                        Capital (from 1996 to 1999)

 Andrew Beagley       Chief Anti-      Since 2002       Director of CGM (since 2000);     N/A                   N/A
 CAM                  Money                             Director of Compliance, North
 399 Park Avenue,     Laundering                        America, CAM (since 2000);
 4th Floor            Compliance                        Chief Anti-Money Laundering
 New York, NY 10022   Officer                           Compliance Officer and Vice
 Age 40                                                 President of certain mutual
                                                        funds associated with
                                                        Citigroup; Director of
                                                        Compliance, Europe, the Middle
                                                        East and Africa, CAM (from
                                                        1999 to 2000); Compliance
                                                        Officer, Salomon Brothers
                                                        Asset Management Limited,
                                                        Smith Barney Global Capital
                                                        Management Inc., Salomon
                                                        Brothers Asset Management Asia
                                                        Pacific Limited (from 1997 to
                                                        1999)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
NAME, ADDRESS           HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
AND AGE                    FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Kaprel Ozsolak       Controller       Since 2002       Vice President of CGM;            N/A                   N/A
 CAM                                                    Controller of certain funds
 125 Broad Street                                       associated with Citigroup
 11th Floor
 New York, NY 10004
 Age 38

 Ernest J. Wright     Secretary        Since 1994       Vice President and Secretary      N/A                   N/A
 Travelers Life &                                       of TIC
 Annuity
 One Cityplace
 Hartford, CT 06103
 Age 63

 Kathleen A. McGah    Assistant        Since 1995       Deputy General Counsel of TIC     N/A                   N/A
 Travelers Life &     Secretary
 Annuity
 One Cityplace
 Hartford, CT 06103
 Age 53

---------------

(1) Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Knight Edwards is an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting power.

(3) Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is Managing Director of CGM, an indirect wholly-owned subsidiary of Citigroup, and his ownership shares and options to purchase shares of Citigroup, the indirect parent of TIC.

(4) As of January 21, 2004.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
  Chairman
Robert E. McGill, III
Frances M. Hawk, CFA, CFP
Lewis Mandell

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Treasurer

Andrew Beagley
Chief Anti-Money
Laundering Compliance Officer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

INVESTMENT ADVISER

Travelers Asset Management International Company LLC

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

---------

* As of January 21, 2004.

The Fund is a separate investment fund of The Travelers Series Trust, a Massachusetts business trust.
This report is prepared for the general information of contract owners and is not an offer of shares of Zero Coupon Bond Fund Portfolio Series 2005. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including more complete information on charges and expenses.

VG-ZERO (Annual) (2-04) Printed in U.S.A.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Robert E. McGill, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for The Travelers Series Trust of $276,000 and $225,000 for the years ended 12/31/03 and 12/31/02.

         (b) Audit-Related Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         (c) Tax Fees for The Travelers Series Trust of $30,000 and $30,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Travelers Series Trust.

         (d) All Other Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

                  The Committee shall not approve non-audit services that the Committee believes may taint the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                  The policies and procedures require the Committee to approve
                  (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee, as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's per-approval responsibilities to other persons (other than the Adviser or the Fund's officers).

                  Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)      N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. Travelers Series Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Travelers Series Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         The Travelers Series Trust

Date: March 10, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         The Travelers Series Trust

Date: March 10, 2004

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         The Travelers Series Trust

Date: March 10, 2004